Decision of the IFRS IC concerning IAS 19 "Employee Benefits" on the calculation of obligations relating to certain defined benefit pension plans (Tables)	12 Months Ended
Dec. 31, 2022
Decision of the IFRS IC concerning IAS 19 "Employee Benefits" on the calculation of obligations relating to certain defined benefit pension plans
Summary of effects on the consolidated statement of financial position

(in millions of euros)	January 1,	Effects	January 1,	2019	Effects	December 31,	2020	Effects	December 31,
	2019	of IFRS	2019	variation	of IFRS	2019	variation	of IFRS	2020
		IC	restated		IC	restated		IC	restated
		decision	data		decision	data		decision	data
Assets
Deferred tax assets	2,893	(40)	2,853	(1,901)	(12)	940	(261)	(5)	674
Total non-current assets	82,446	(40)	82,406	(693)	(12)	81,701	886	(5)	82,582
Total assets	104,302	(40)	104,262	2,439	(12)	106,689	992	(5)	107,676

Liabilities
Equity attributable to owners of the parent company	30,671	114	30,785	1,054	35	31,875	2,670	13	34,557
o/w reserves	(2,060)	114	(1,946)	985	—	(961)	2,927	—	1,966
o/w other comprehensive income	(571)	—	(571)	69	35	(467)	(257)	13	(711)
o/w deferred tax	232	—	232	(16)	(12)	203	(4)	(5)	195
o/w actuarial gains and losses	(504)	—	(504)	(107)	48	(563)	(33)	18	(579)
Equity attributable to non-controlling interests	2,580	—	2,580	107	—	2,687	(44)	—	2,643
Total Equity	33,251	114	33,364	1,161	35	34,561	2,626	13	37,200
Non-current employee benefits	2,823	(153)	2,670	(269)	(48)	2,353	(351)	(18)	1,984
Total non-current liabilities	39,644	(153)	39,491	4,917	(48)	44,360	(2,160)	(18)	42,182
Total equity and liabilities	104,302	(40)	104,262	2,439	(12)	106,689	992	(5)	107,676